ACQUISITIONS - Pro forma results (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Pro forma results
Revenue	$ 285,580	$ 162,968	$ 549,351	$ 390,558	$ 739,707	$ 825,749
Loss from operations	$ (24,703)	$ (25,109)	$ (55,831)	$ (62,665)	$ (59,673)	$ (103,346)